Expense Example, No Redemption - A C I Shares - JPMorgan Large Cap Value Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years
USD ($)	615	828	1,059	1,720	147	468	813	1,661	70	236	415	936